Right-of-Use Assets - Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	$ 1,580
Depreciation charge	417	$ 412	$ 163
Balance	1,426	1,580
Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance
Balance	22
Office premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	1,580
Balance	1,404	1,580
Cost [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	1,979	24
Additions	286	1,979
Derecognition upon expiry of lease tenure		(22)
Exchange differences	(40)	(2)
Balance	2,225	1,979	24
Cost [Member] | Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance		24
Additions	24
Derecognition upon expiry of lease tenure		(22)
Exchange differences		(2)
Balance	24		24
Cost [Member] | Office premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	1,979
Additions	262	1,979
Derecognition upon expiry of lease tenure
Exchange differences	(40)
Balance	2,201	1,979
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	(399)	(7)
Depreciation charge	(417)	(412)
Transfer		7
Exchange differences	17	13
Balance	(799)	(399)	(7)
Accumulated depreciation [Member] | Motor Vehicle [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance		(7)
Depreciation charge	(2)
Transfer		7
Exchange differences
Balance	(2)		(7)
Accumulated depreciation [Member] | Office premise [Member]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements [Line Items]
Balance	(399)
Depreciation charge	(415)	(412)
Transfer
Exchange differences	17	13
Balance	$ (797)	$ (399)